UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22473

Stone Harbor Emerging Markets Income Fund

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100

Denver, CO 80203

(Address of principal executive offices) (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies To:

John M. Loder, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: May 31

Date of reporting period: July 1, 2011-June 30, 2012

Item 1 – Proxy Voting Record.

EMERGING MARKETS INCOME FUND

Fund Name	Company	Ticker	CUSIP	Meeting Date	A brief identification of the matter voted on	Proposed by Issuer or Security Holder	Voted	Vote Cast	With or Against Management
To re-elect as a Director:
1) Mr. Rodney Chase
2) Dr. Tony Hayward
3) Mr. Julian Metherell
4) Sir Graham Hearner
5) Mr. Jim Leng
6) Mr. Mehmet Ogutcu
7) Mr. Mark Parris
8) Mr. George Rose
9) Mr. Nathaniel Rothschild
10) Mrs. Guisun Nazli Karamehmet Williams
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	11) Mr. Murat Yazici 12) Mr. Chakib Sbiti	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To re-appoint Pricewaterhouse Coopers LLP as the Company’s auditors	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To authorize the Directors to agree the Auditor’s remuneration	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To approve the Performance Share Plan and authorize the Directors to adopt further plans based on the Performance Share Plan	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To give the Company limited authority to make political donations and expenditure	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To generally and unconditionally authorize the Directors to allot shares up to a specified amount (Including for such purposes the transfer by the Company of any treasury shares)	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To authorize the Directors to allot shares and sell treasury shares for cash without making a pre-emptive offer to shareholders.	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To authorize the Company to purchase its voting ordinary shares	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To permit the Company to hold general meetings, other than an annual general meeting, on not less than 14 clear days’ notice	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To amend the articles of association of the Company to allow all annual general meetings and other general meetings to be held at such place as may be determined by the Directors	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To receive the accounts and the reports of the Directors and the Auditors for the year ended December 31,2011	Issuer	Yes	For	With
EMERGING MARKETS INCOME FUND	Genel Energy PLC	GENL	ID: JE00B55Q3P39	5/22/2012	To approve the Director’s Remuneration Report for the year ended December 31,2011	Issuer	Yes	For	With

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President/Principal Executive
Officer

Date:	August 30, 2012